Redeemable Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2013
Summary Of Preferred Stock

The following table is a summary of preferred stock as of December 31, 2012 (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Conversion Rate	Value of Outstanding Shares Based on Series B Original Issuance Price	Accumulated Dividends As of December 31, 2012	Liquidation Value As of December 31, 2012
Series B-1	9,365,258	6,993,977	1:1	$26,722	$4,497	$31,219
Series B-2	28,964,412	26,846,339	1:1	125,128	19,715	144,843
Series B-3	3,125,000	3,053,747	1:1	50,000	4,712	54,712
Series BB-3	6,107,495	6,107,494	1:1	100,000	9,425	109,425
Series B-4	996,481	996,479	1:1	7,125	393	7,518
Series B-5	1,250,000	182,425	1:1	3,000	77	3,077

	49,808,646	44,180,461		$311,975	$38,819	$350,794

Original Issue Price And Conversion Price [Member]
Summary Of Preferred Stock

As of December 31, 2012, the Series B Preferred Stock Original Issue Price and Conversion Price are both defined as follows:

Per Share Amount
Series B-1	$3.82
Series B-2	$4.66
Series B-3	$16.37
Series BB-3	$16.37
Series B-4	$7.15
Series B-5	$16.45